Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Loss Per Share
21.	Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2023		2024		2025		2025
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(204,787)	(96,913)	(163,038)	(66,738)	(202,541)	(28,963)	(73,436)	(10,502)

Net loss attributable to EHang Holdings Limited’s ordinary shareholders	(204,787)	(96,913)	(163,038)	(66,738)	(202,541)	(28,963)	(73,436)	(10,502)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted (in thousands of shares)	82,467	39,027	95,340	39,027	107,638	107,638	39,027	39,027

Loss per share – basic and diluted	(2.48)	(2.48)	(1.71)	(1.71)	(1.88)	(0.27)	(1.88)	(0.27)

The Company had potential dilutive securities such as unvested RSUs and options granted. As the Group incurred losses for the years ended December 31, 2023, 2024 and 2025, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested
RSUs and
non-vested
share options excluded from the calculation of diluted net loss per share of the Company were 2,606,391, 9,771,921 and 8,861,587 as of December 31, 2023, 2024 and 2025, respectively.